Note 14 - Employee Incentive Schemes - Share Based Compensation Shares Authorized Under Stock Option Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares outstanding (in shares)	8,878,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	8,878,800	8,898,450
Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.29	$ 0.29
Shares outstanding (in shares)	8,878,800	9,398,450
Exercise option price (in AUD per share)	$ 0.29	$ 0.29
Range One [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.23
Shares outstanding (in shares)	20,000
Weighted average remaining years (Year)	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	20,000
Exercise option price (in AUD per share)	$ 0.23
Exercise Price Range 2 [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.45
Shares outstanding (in shares)	37,500
Weighted average remaining years (Year)	1 year
Exercise option price (in AUD per share)	$ 0.45
Range Three [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	37,500
Exercise Price Range 3 [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.50
Shares outstanding (in shares)	861,000
Weighted average remaining years (Year)	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	861,000
Exercise option price (in AUD per share)	$ 0.50
Range Four [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.33
Shares outstanding (in shares)	52,000
Weighted average remaining years (Year)	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	52,000
Exercise option price (in AUD per share)	$ 0.33
Range Five [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.50
Shares outstanding (in shares)	234,300
Weighted average remaining years (Year)	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	234,300
Exercise option price (in AUD per share)	$ 0.50
Range Six [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.20
Shares outstanding (in shares)	2,364,666
Weighted average remaining years (Year)	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	2,364,666
Exercise option price (in AUD per share)	$ 0.20
Range Seven [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.25
Shares outstanding (in shares)	2,364,667
Weighted average remaining years (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	2,364,667
Exercise option price (in AUD per share)	$ 0.25
Range Eight [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.30
Shares outstanding (in shares)	2,364,667
Weighted average remaining years (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	2,364,667
Exercise option price (in AUD per share)	$ 0.30
Range Nine [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.30
Shares outstanding (in shares)	500,000
Weighted average remaining years (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	500,000
Exercise option price (in AUD per share)	$ 0.30
Range Ten [Member] | Share-based Payment Arrangement, Option [Member]
Exercise option price (in AUD per share)	$ 0.50
Shares outstanding (in shares)	80,000
Weighted average remaining years (Year)	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	80,000
Exercise option price (in AUD per share)	$ 0.50